Income Taxes (Details) - Schedule of statutory federal income tax rate (benefit)	7 Months Ended
Dec. 31, 2020
Schedule of statutory federal income tax rate (benefit) [Abstract]
Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(26.91%)
Effective tax rate	(5.91%)